Segment information - Assets and Liabilities Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Deferred income tax assets	$ 9,777	$ 8,758
Trade and other receivables	218,115	228,378
Short-term investment	62,637	98,571
Cash and cash equivalents	339,781	230,653	$ 199,766	$ 336,282
TOTAL ASSETS	3,164,894	3,108,855
LIABILITIES
Trade and other payables	191,738	259,607
Deferred income tax liabilities	376,331	301,414
Payroll and social liabilities	38,927	31,545
Provisions for other liabilities	3,599	3,435	$ 5,986
Current income tax liabilities	5,023	422
TOTAL LIABILITIES	1,899,246	1,945,212
Operating segments
ASSETS
Total reportable assets as per segment information	2,488,039	2,517,876
Intangible assets (excluding goodwill)	13,210	17,576
Deferred income tax assets	9,777	8,758
Trade and other receivables	218,115	228,378
Other assets	1,515	1,701
Derivative financial instruments	31,820	5,342
Short-term investment	62,637	98,571
Cash and cash equivalents	339,781	230,653
LIABILITIES
Total reportable liabilities as per segment information	1,283,459	1,345,732
Trade and other payables	191,738	259,607
Deferred income tax liabilities	376,331	301,414
Payroll and social liabilities	38,927	31,545
Provisions for other liabilities	3,599	3,435
Current income tax liabilities	5,023	422
Derivative financial instruments	$ 169	$ 3,057